Revenues, other income and and entity-wide disclosures	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenues, other income and and entity-wide disclosures	Revenue, other income and entity-wide disclosures
The Group assesses and estimates the progress of its projects with alliance partners at each reporting date.
Co-development Agreement with Orano Med
On January 5, 2024, the Group announced it entered into a co-development agreement with Orano Med to co-develop 212Pb-based Radio Darpin Therapies (RDT). Under the terms of the co-development agreement, Molecular Partner’s RDT target DLL3 (delta-like ligand 3) will be included in the collaboration with Orano Med. which was further amended in October 2024 to include four programs. Both companies are developing additional radioligand therapy candidates in partnership with other companies, with Molecular Partners having announced its first collaboration with Novartis in December 2021.
Expression of DLL3 is low in healthy tissue but significantly increased in certain tumor types, such as small-cell lung cancer, providing an opportunity for selective tumor-targeting. DLL3 will be exclusively developed by Molecular Partners and Orano Med as a RDT target.
Molecular Partners maintains the option to explore DLL3 for targeted therapy outside of the radiotherapy space. Both companies commit to sharing the cost of preclinical and clinical development with additional commitments to supply of their respective materials. The cost sharing in 2024 results in a net expense of TCHF 571 reported under research and development expenses in the consolidated statement of profit or loss and comprehensive income for the year ended December 31, 2024.
In January 2025 Orano Med and Molecular Partners signed an expansion agreement to the initial co-development agreement. The terms of the expansion agreement include the development of an additional six targeted alpha therapeutics candidates, now representing a total of ten potential programs between the two companies. Molecular Partners will lead development of the additional six programs, subject to a royalty arrangement, and include an option for Orano Med to move two of the six programs into a 50/50 co-development where Orano Med will hold commercialization rights.
Additional agreements are being put in place for future development and commercialization of any potential programs that proceed into the clinical stage of development.
License and Collaboration Agreement with Novartis in the Area of DARPIN-Conjugated Radioligand Therapies, or the Novartis Radioligand Agreement
On December 14, 2021, the Group entered into a License and Collaboration Agreement with Novartis to develop DARPin-conjugated radioligand therapeutic candidates for oncology. Under the agreement, both parties collaborate on the discovery and optimization of the therapeutic candidates. The Group will be primarily responsible for the generation of DARPins for tumor-specific delivery of radioligands. The Group is eligible to invoice Novartis for its employee-related expenses associated with the research activities. Novartis is responsible for all clinical development and commercialization activities. As of December 31, 2021 the Group recognized a receivable for the upfront fee of USD 20 million (CHF 18.6 million) payable from Novartis in trade and other receivables and a corresponding contract liability in the consolidated statement of financial position. In January 2022, Novartis paid Molecular Partners the upfront fee.
The Group identified one combined performance obligation consisting of the license and the research activities to be provided. Revenue related to the upfront payment of USD 20 million (CHF 18.6 million) is being recognized over time in line with the progress made over the duration of the contractually agreed research plan. Progress towards completion of the research plan is based on the cost-based method and is measured by employee costs on the related research activities as specified in the agreement relative to the total employee costs estimated to be incurred. During 2024, the Group recognized total revenue of CHF 5.0 million of which CHF 4.3 million related to the recognition of the upfront fee and CHF 0.6 million related to the recharge of employee-related expenses (2023 total revenue of CHF 7.0 million, 2022 total revenue of CHF 9.8 million.) The full amount of the upfront payment has now been recognized into revenue as the collaboration activities have come to an end in Q3 2024.As per contract terms, the research collaboration agreement comes to a close in March 2025.
Novartis Option and Equity Rights Agreement
In October 2020, the Group entered into the Option and Equity Rights Agreement with Novartis, granting Novartis the exclusive option to in-license global rights in relation to MP0420 (ensovibep).
Ensovibep License Agreement
In January 2022, following positive Phase 2 clinical trial results, Novartis exercised its option for ensovibep, triggering a milestone payment of CHF 150 million to the Group, which was received in 2022. Relatedly, the Group was eligible to invoice Novartis CHF 13.1 million for other items related to ensovibep.
In January 2023 Novartis informed the Group that it has submitted a request to withdraw, with an effective date of January 25, 2023 the Emergency Use Authorization (EUA) application from the U.S. Food and Drug Administration (FDA) for ensovibep. Ensovibep is not presently in clinical development.
On January 5, 2024, Novartis has agreed the termination of the License Agreement for ensovibep, previously under investigation for the treatment of SARS Cov-2, and Novartis has returned the rights to the ensovibep program to the Company. Clinical work on the ensovibep program ended in 2022, and the program remains terminated.
Reservation Agreement with the Swiss Federal Office of Public Health / Bundesamt für Gesundheit, or the FOPH Agreement
On August 11, 2020, the Group announced the reservation by the FOPH of a defined number of initial doses of the Group's anti-COVID-19 candidate, MP0420. Under the terms of the agreement, the Group received a reservation fee of CHF 7.0 million. With the exercise of the option by Novartis in January
2022 and the subsequent assignment of the agreement to Novartis, the Group recognized the CHF 7.0 million as revenue in 2022. The agreement had no further financial impact in 2023 and 2024.
License and Collaboration Agreement with Amgen, or the Amgen Collaboration Agreement
In December 2018, the Group entered into a license and collaboration agreement with Amgen for the clinical development and commercialization of MP0310 / AMG 506. Under the agreement the Group received a non-refundable upfront payment of USD 50 million. The Group recognized the related revenue using the cost -based method to measure it progress by reference to actual costs incurred in relation to the Group's best estimate of total expected costs to satisfy the performance obligation.
On April 26, 2022 the Group announced that Amgen, had informed the Group of its decision to return the global rights of MP0310 following a strategic pipeline review. With no remaining performance obligations under the Amgen Collaboration Agreement, the Group recognized the remaining balance of the Amgen contract liability of TCHF 9,653 as revenue in 2022. The agreement had no further financial impact in 2023 and 2024.
During the years ended December 31, 2024, 2023 and 2022, the Group recognized revenues as disclosed in the table below. Revenues in the table below are attributable to individual countries and are based on the location of the Group's alliance partner.

Revenues by country
in CHF thousands, for the years ended December 31	2024	2023	2022
Revenues Switzerland	4,970	7,038	179,903
Revenues USA	—	—	9,653
Total revenues	4,970	7,038	189,556

Analysis of revenue by major alliance partner
in CHF thousands, for the years ended December 31	2024	2023	2022
Novartis AG, Switzerland	4,970	7,038	172,903
FOPH, Switzerland	—	—	7,000
Amgen Inc., USA	—	—	9,653
Total revenues	4,970	7,038	189,556
Other income
In the first quarter of 2021 the Group entered into an agreement with Novartis to facilitate manufacturing of MP0420 drug supply at a third party supplier. There were no related agency services earned during 2024 and 2023 (2022: TCHF 44) and these are presented as Other income in the consolidated statement of profit or loss and other comprehensive result.